STATEMENT OF INCOME BY NATURE (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Costs of sales
Raw materials and supplies (2)	[1]	R$ 34,930,469	R$ 29,279,943	R$ 21,991,557
Salaries and employees benefits (3)	[2]	4,690,868	4,280,574	4,181,001
Depreciation		2,319,631	2,080,306	1,873,422
Amortization		185,852	150,514	123,270
Other		3,545,556	2,859,435	2,336,228
Cost of sales		45,672,376	38,650,772	30,505,478
Sales expenses
Indirect and direct logistics expenses		3,415,266	2,698,526	2,159,797
Marketing		801,194	718,151	632,870
Salaries and employees benefits (3)	[2]	1,548,788	1,480,314	1,528,659
Depreciation		341,009	345,624	217,732
Amortization		68,317	94,332	91,683
Other		892,574	721,303	670,580
Sales expenses		7,067,148	6,058,250	5,301,321
Administrative expenses
Salaries and employees benefits (3)	[2]	319,187	395,892	402,335
Fees		46,602	68,378	67,192
Depreciation		33,896	35,193	47,682
Amortization		43,000	40,385	40,589
Other (4)	[3]	202,142	283,112	275,060
Administrative expenses		R$ 644,827	R$ 822,960	R$ 832,858

[1]	Includes recoveries of ICMS, PIS and COFINS taxes on inputs, INSS credits and export credits in the amount of R$90,865 for the year ended December 31, 2022 (R$62,910 for the year ended December 31, 2021), (null for the year ended December 31, 2020).
[2]	Includes expenses on restructuring in the amount of: (i) R$14,820 in the cost of sales, (ii) R$20,139 in the selling expenses and (iii) R$10,264 in the administrative expenses (null for the year ended December 31, 2021 and for the year ended December 31, 2020).
[3]	Includes expenses with mergers and acquisitions in the amount of R$7,172 for the year ended December 31, 2022 (R$29,386 for the year ended December 31, 2021), (null for the year ended December 31, 2020).